CONVERTIBLE DEBENTURES AND PROMISSORY NOTES (Tables)	12 Months Ended
Jan. 31, 2022
Short-Term Debt [Line Items]
Schedule of promissory notes [Table Text Block]
January 1, 2019
issuance
$
Balance, January 31, 2020	21,200,000
Payments	(7,013,333)
Balance, January 31, 2021	14,186,667
Payments	(6,080,000)
Balance, January 31, 2022	8,106,667
Current portion	6,080,000
Non-current portion	2,026,667

Convertible Debt [Member]
Short-Term Debt [Line Items]
Schedule of convertible debt [Table Text Block]
	December 31, 2018 issuance	January 30, 2019 issuance	Total
	$	$	$
Balance, January 31, 2020	2,066,976	4,179,094	6,246,070
New issuances on exercise of warrants	1,749,065	3,939,377	5,688,442
Conversions	(4,075,959)	(8,682,514)	(12,758,473)
Interest	190,003	409,237	599,240
Accretion expense	251,990	473,248	725,238
Interest paid - cash	(250,879)	(534,039)	(784,918)
Foreign exchange loss	68,804	215,597	284,401
Balance, January 31, 2021 and January 2022	-	-	-

Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Schedule of convertible debt [Table Text Block]
	June 13, 2018	January 23, 2019	May 24, 2019
	issuance	issuance	issuance	Total
	$	$	$	$
Balance, January 31, 2020	639,665	175,000	918,316	1,732,981
Payment	-	(175,000)	-	(175,000)
Interest	48,733	-	100,274	149,007
Accretion expense	384,192	-	111,466	495,658
Balance, January 31, 2021	1,072,590	-	1,130,056	2,202,646
Payment	-	-	(1,210,000)	(1,210,000)
Interest	17,649	-	40,685	58,334
Accretion expense	191,203	-	39,259	230,462
Balance, January 31, 2022	1,281,442	-	-	1,281,442